Purchased services and licenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Purchased Services And Licenses

	Years Ended December 31,
in €‘000	2019	2020	2021
Non-capitalized licenses and sports rights	18,194	46,804	48,324
Data journalist and freelancer fees	15,991	15,728	16,225
Production costs	13,811	9,880	17,188
Variable service fees	5,755	4,016	6,829
Sales agents	2,095	1,786	3,924
Consultancy fees	2,855	1,316	9,930
Optima platform and consultancy fees	—	2,605	2,370
Ads costs and operational fees	1,233	4,147	9,861
Other costs	1,461	3,025	4,775

Total	61,395	89,307	119,426